Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Series A redeemable convertible preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Series A redeemable convertible preferred stock, shares designated	1,500	1,500	1,500
Series A redeemable convertible preferred stock, shares issued	480	600	600
Series A redeemable convertible preferred stock, shares outstanding	480	600	600
Series A redeemable convertible preferred stock, liquidation preference	$ 686,380	$ 784,044
Common stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares, issued	34,958,306	19,472,241
Common stock, shares, outstanding	34,958,306	19,472,241	2,079,898
Series B Preferred Stock [Member]
Series A redeemable convertible preferred stock, shares outstanding		2,500
Preferred stock, par value	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	2,500	2,500	2,500
Preferred stock, shares issued	1,509	281
Preferred stock, shares outstanding	1,509	281	0
Series E Preferred Stock [Member]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	8,500	8,500
Preferred stock, shares issued	8,500	0
Preferred stock, shares outstanding	8,500	0
Series E 1 Preferred Stock [Member]
Preferred stock, par value		$ 0.0001	$ 0.0001
Preferred stock, shares authorized		8,500	8,500
Preferred stock, shares issued		7,650	0
Preferred stock, shares outstanding		7,650	0